Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Schedule of inventory

As at December 31	2025	2024
Gold credits[1]	$4,665	$1,849
Silver credits[2]	—	1,986
Total inventory	$4,665	$3,835
1.	Represents 4,359 oz of gold (2024: 2,100 oz) and includes depletion of $3.0 million at December 31, 2025 (2024: $1.3 million).
2.	Represents nil oz of silver (2024: 180,000 oz) and includes depletion of $nil at December 31, 2025 (2024: $1.4 million).